Average Annual Total Returns{- Fidelity Freedom Blend 2065 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2065 Fund	Fidelity Advisor Freedom Blend 2065 Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2065 Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2065 Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2065 Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2065 Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2065 Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2065 Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2065 Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2065 Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2065 Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2065 Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2065 Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2065 Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2065 Fund: Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		IXX3K Past 1 year	IXX3K Since Inception
Total	10.78%	13.34%	[1]	9.83%	12.16%	[1]	6.91%	10.06%	[1]	13.10%	14.81%	[1]	15.69%	17.03%	[1]	17.81%	18.19%	[1]	17.93%	18.31%	[1]	18.40%	19.75%	[1]	16.54%	17.02%	[1]

[1]	(a)From June 28, 2019